Commitments and Contingencies - Schedule of Future Minimum Operating Lease Commitments (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2023	$ 1,462
2024	1,504
2025	1,473
2026	1,287
2027	1,326
Thereafter	4,465
Total future operating lease payments	11,517
Less: imputed interest	(1,878)
Total operating lease liabilities	$ 9,639